Operating Lease - Schedule of Future Minimum Lease Payments Under Non-cancellable Leases (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
2021	$ 56,794
2022	48,000
2023	16,000
Total	120,794
Less: Interest	(13,996)
Present value of lease liability	106,798
Operating lease liability, current	(56,530)
Operating lease liability, long term	$ 50,268